VESSELS AND EQUIPMENT, NET - Schedule of Market Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
2018 Carrying value	$ 1,535,757	$ 1,588,923
Golar Winter
Property, Plant and Equipment [Line Items]
2018 Market value	164,000
2018 Carrying value	214,000
Deficit	(50,000)
NR Satu
Property, Plant and Equipment [Line Items]
2018 Market value	137,000
2018 Carrying value	163,200
Deficit	(26,200)
Methane Princess
Property, Plant and Equipment [Line Items]
2018 Market value	69,800
2018 Carrying value	114,700
Deficit	(44,900)
Golar Maria
Property, Plant and Equipment [Line Items]
2018 Market value	86,300
2018 Carrying value	179,600
Deficit	(93,300)
Golar Grand
Property, Plant and Equipment [Line Items]
2018 Market value	86,300
2018 Carrying value	107,400
Deficit	(21,100)
Golar Mazo
Property, Plant and Equipment [Line Items]
2018 Market value	66,000
2018 Carrying value	133,100
Deficit	$ (67,100)